Taxation - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	[2]	Dec. 31, 2019	[2]
Major Components Of Tax Expense Income [Abstract]
(Loss)/profit before tax	[1]	$ 1,473,613	$ (3,330,057)	[3]	$ (392,338)	[3]
Tax at the UK tax rate of 19.00% (2020: 19.00%, 2019:19.00%)		279,986	(632,711)	[1]	(74,544)	[1]
Tax effects of:
Sundry non-taxable income		(45,567)	(9,555)	[1]	(4,414)	[1]
Sundry non-taxable expense		20,493	22,262	[1]	6,338	[1]
Non-taxable items evaluated at fair value		(311,379)	548,524	[1]
Taxes paid overseas and rate difference		(6,260)	5,816	[1]	3,853	[1]
Adjustments in respect of change in tax rates		(937)
Adjustments in respect of prior year		3,567	(96)	[1]	(1,652)	[1]
Unrecognized deferred tax assets		63,099	51,326	[1]	71,581	[1]
Income tax expense/(benefit)		$ 3,002	$ (14,434)	[1],[3]	$ 1,162	[1],[3]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Previously reported comparatives for the years ended December 31, 2020 and 2019 have been re-presented for comparability with condensed disclosure for the year ended December 31, 2021.
[3]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.